ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)
Ordinary Shares [Abstract]
Authorized share capital | $	$ 7,500
Consideration received for shares issued to depositary bank | $	$ 0	$ 0	$ 0
Class A Ordinary Shares [Member]
Ordinary Shares [Abstract]
Ordinary shares, authorized (in shares) | shares	14,800,000,000	14,800,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0005	$ 0.0005
Number of votes per share | Vote	1
Number of shares issued to share depositary bank to settle share incentive awards (in shares) | shares	8,400,000	15,500,000
Consideration received for shares issued to depositary bank | $	$ 0
Class B Ordinary Shares [Member]
Ordinary Shares [Abstract]
Ordinary shares, authorized (in shares) | shares	200,000,000	200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0005	$ 0.0005
Number of votes per share | Vote	15